INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments recognized at fair value
Fair value	R$ 861,234	R$ 1,072,093
AES TIET ENERGIA S/A
Investments recognized at fair value
Fair value		38,990
Companhia Energtica do Cear - COELCE
Investments recognized at fair value
Percentage of participations for fair value investments	7.10%
Fair value	R$ 120,320	193,330
Energisa Holding
Investments recognized at fair value
Percentage of participations for fair value investments	1.03%
Fair value	R$ 171,873	248,904
Auren Energia S.A.
Investments recognized at fair value
Percentage of participations for fair value investments	0.05%
Fair value	R$ 4,605	6,978
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Percentage of participations for fair value investments	10.75%
Fair value	R$ 333,818	270,991
Cia Estadual de Distribuio de Energia Eltrica - CEEE
Investments recognized at fair value
Percentage of participations for fair value investments	4.62%
Fair value	R$ 44,661	68,575
Equatorial Energia Par
Investments recognized at fair value
Percentage of participations for fair value investments	0.99%
Fair value	R$ 125,704	169,356
Rio Parapanema Energia
Investments recognized at fair value
Percentage of participations for fair value investments	0.47%
Fair value	R$ 13,136	11,524
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Percentage of participations for fair value investments	2.10%
Fair value	R$ 24,350	25,039
Others
Investments recognized at fair value
Fair value	R$ 22,767	R$ 38,406
Others | Minimum
Investments recognized at fair value
Percentage of participations for fair value investments	0.03%
Others | Maximum
Investments recognized at fair value
Percentage of participations for fair value investments	0.13%